Offerings	Oct. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due October 6, 2028
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 699,790,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 60,881.73
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fee for a Registration Statement on Form S-3ASR (Registration Statement No. 333-289425), filed with the Securities and Exchange Commission on August 8, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due October 6, 2028
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 26,100.00
Offering Note	See Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Notes due October 7, 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,595,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,464.76
Offering Note	See Note 1